Stockholders' Equity - Summary of Legacy Redeemable Convertible Preferred Stock Authorized, Issued, and Outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Redeemable convertible preferred stock		$ 218,790	$ 218,787
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		4,414	4,411
Series A2redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		11,438	11,438
Series A3redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		19,917	19,917
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		18,671	18,671
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		55,851	55,851
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		108,499	$ 108,499
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	218,790
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	4,414
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A2redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	11,438
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A3redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	19,917
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	18,671
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	0	55,851
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	$ 0	$ 108,499